UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21629

                        SPECIAL VALUE EXPANSION FUND, LLC
               (Exact Name of Registrant as Specified in Charter)

                          2951 28TH STREET, SUITE 1000
                         SANTA MONICA, CALIFORNIA 90405
               (Address of Principal Executive Offices) (Zip Code)

                          DAVID A. HOLLANDER, SECRETARY
                        SPECIAL VALUE EXPANSION FUND, LLC
                          2951 28TH STREET, SUITE 1000
                         SANTA MONICA, CALIFORNIA 90405
                     (Name and Address of Agent for Service)

       Registrant's telephone number, including area code: (310) 566-1000

                                   Copies to:
                             RICHARD T. PRINS, ESQ.
                    SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
                                FOUR TIMES SQUARE
                            NEW YORK, NEW YORK 10036


                   Date of fiscal year end: SEPTEMBER 30, 2005

                   Date of reporting period: DECEMBER 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

                                     Special Value Expansion Fund, LLC
                                   (A Delaware Limited Liability Company)

                                    Statement of Investments (unaudited)

                                             December 31, 2004

                      Showing Percentage of Total Cash and Investments of the Company


                                                                    Principal                          Percent of
                                                                     Amount            Fair             Cash and
Security                                                            or Shares          Value           Investments
---------------------------------------------------------------------------------------------------------------------
Debt Securities (46.37%)
------------------------
Bank Debt (41.65%) (1)
Diversified/Conglomerate Manufacturing (5.03%)
Intentia International AB Secured Notes, LIBOR + 9%, due 9/14/09
   (Acquired 9/13/04, Amortized Cost $7,768,573) - (Sweden)      $  7,958,628       $ 8,237,179             5.03%

Machinery (16.41%)
Ahern Rentals, Inc. Senior Secured Notes, 12.5% (+ 2% PIK),
   due 10/29/09 (Acquired 10/29/04, Amortized Cost $26,691,130)  $ 26,821,340        26,854,867            16.41%

Personal Transportation (12.81%)
Northwest Airlines 1st Preferred Mortgage Loan, 12.19%,
   due 10/12/16 (Acquired 10/12/04, Amortized Cost $13,145,098)  $ 13,270,146        13,402,848             8.19%
Northwest Airlines 1st Preferred Mortgage Loan, 12.19%,
   due 11/19/17 (Acquired 11/19/04, Amortized Cost $7,395,332)   $  7,484,332         7,559,176             4.62%
                                                                                  --------------
Total Personal Transportation                                                        20,962,024

Telecommunications (7.39%)
Integra Telecom, Inc. 1st Lien Senior Secured Term Loan,
   LIBOR + 7% Cash + 2% PIK, due 9/14/09
   (Acquired 9/20/04, Amortized Cost $12,229,877)                $ 12,406,960        12,096,786             7.39%

Corporate Fixed Income Securities (4.72%)
Diversified/Conglomerate Service (1.89%)
Mastec, Inc. Senior Sub. Notes, 7.75%, due 2/1/08                $  3,230,000         3,100,800             1.89%

Leisure, Amusement, Motion Pictures and Entertainment (2.83%)
Miscellaneous Securities  (2)                                    $  5,251,000         4,634,007             2.83%
                                                                                  --------------
Total Debt Securities (cost $74,424,011)                                             75,885,663

Common Stock (7.44%)
--------------------
Diversified/Conglomerate Manufacturing (7.44%)
Intentia International AB Series A Common
   (Acquired 9/13/04, Cost $184,436) - (Sweden)  (3),(4)              152,067           325,574             0.20%
Intentia International AB Series B Common
   (Acquired 9/13/04, Cost $6,708,421) - (Sweden)  (3),(4)          5,531,086        11,841,999             7.24%
                                                                                  --------------
Total Common Stock (cost $6,892,857)                                                 12,167,573
                                                                                  --------------
Total Investments in securities (cost $81,316,868)                                   88,053,236
                                                                                  --------------



                                                                    Principal                          Percent of
                                                                     Amount              Fair           Cash and
Security                                                            or Shares            Value         Investments
---------------------------------------------------------------------------------------------------------------------
Cash and Cash Equivalents (46.19%)
----------------------------------
United States Government Treasury Bill, 2.01%, due 1/6/05        $ 35,000,000        34,943,470            21.36%
United States Government Treasury Bill, 1.74%, due 1/13/05       $ 13,000,000        12,989,318             7.94%
United States Government Treasury Bill, 1.73%, due 1/27/05       $ 20,000,000        19,970,206            12.20%
Wells Fargo Bank Overnight REPO, 1.95%, due 1/3/05               $  7,188,400         7,188,400             4.39%
Cash Held on Account at Various Institutions                     $    500,450           500,450             0.31%
                                                                                  --------------
Total Cash and Cash Equivalents                                                      75,591,844
                                                                                  --------------
Total Investments and Cash                                                        $ 163,645,080           100.00%
                                                                                  ==============

Notes to Statement of Investments:

(1) Certain investments in bank debt may be considered to be subject to contractual restrictions, and such investments are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally limited to commercial lenders or accredited institutional investors and often require approval of the agent or borrower.

(2) Miscellaneous securities are a position under accumulation.

(3) Denominated in Swedish Kroner, and converted to US Dollars.

(4) Foreign securities regulations temporarily restrict the sale of this security due to membership on the Board of Directors of the issuer by an affiliate of the Company.

For the three months ended December 31, 2004, aggregate purchases and aggregate sales of investment securities, other than Government securities, totaled $48,741,770 and zero, respectively.

Aggregate unrealized gains and aggregate unrealized losses on portfolio investments totaled $6,869,459 and $133,091, respectively.

The total value of restricted securities as of December 31, 2004 was $80,318,429, or 49.08% of total cash and investments of the Company.

ITEM 2.  CONTROLS AND PROCEDURES.

      (a) The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely manner.

      (b) Not applicable.

ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Expansion Fund, LLC

By:  /s/ Michael E. Tennenbaum
     -------------------------
Name:  Michael E. Tennenbaum
Title: Chief Executive Officer
Date:  February 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Michael E. Tennenbaum
     -------------------------
Name:  Michael E. Tennenbaum
Title: Chief Executive Officer
Date:  February 28, 2005

By:  /s/ Robert G. DiPaolo
     -------------------------
Name:  Robert G. DiPaolo
Title: Chief Financial Officer
Date:  February 28, 2005